39. Supplementary information to the cash flow	12 Months Ended
Dec. 31, 2020
Supplementary Information To Cash Flow
Supplementary information to the cash flow
39.	Supplementary information to the cash flow

	2020	2019	2018
Transactions not involving cash
Additions to property, plant and equipment and intangible assets - with no cash effect	(1,315,151)	(6,653,985)	(38,944)
Increase in lease liabilities - no effect on cash	1,315,151	6,653,985	38,944